Employee Benefits, Net Periodic Benefit Cost and Other Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other changes in plan assets and benefit obligations recognized in other comprehensive income:
Net actuarial loss (gain)	$ (49)	$ 52	$ 512
Amortization of net actuarial gain (loss)	(150)	(153)	(122)
Total recognized in other comprehensive income	(202)	(106)	398
Pension benefits qualified [Member]
Components of net periodic benefit cost [Abstract]
Service cost	5	3	2
Interest cost	412	422	429
Expected return on plan assets	(652)	(608)	(644)
Amortization of net actuarial loss (gain)	148	146	108
Amortization of prior service credit	0	0	0
Settlement loss	7	5	0
Curtailment gain	0	0	0
Net periodic benefit cost	(80)	(32)	(105)
Other changes in plan assets and benefit obligations recognized in other comprehensive income:
Net actuarial loss (gain)	33	302	560
Amortization of net actuarial gain (loss)	(148)	(146)	(108)
Prior service cost (credit)	1	0	0
Amortization of prior service credit	0	0	0
Settlement	(8)	(5)	0
Total recognized in other comprehensive income	(122)	151	452
Total recognized in net periodic benefit cost and other comprehensive income	(202)	119	347
Pension benefits nonqualified [Member]
Components of net periodic benefit cost [Abstract]
Service cost	0	0	0
Interest cost	24	26	25
Expected return on plan assets	0	0	0
Amortization of net actuarial loss (gain)	11	12	18
Amortization of prior service credit	0	0	0
Settlement loss	6	2	13
Curtailment gain	0	0	0
Net periodic benefit cost	41	40	56
Other changes in plan assets and benefit obligations recognized in other comprehensive income:
Net actuarial loss (gain)	46	9	(25)
Amortization of net actuarial gain (loss)	(11)	(12)	(18)
Prior service cost (credit)	0	0	0
Amortization of prior service credit	0	0	0
Settlement	(6)	(2)	(13)
Total recognized in other comprehensive income	29	(5)	(56)
Total recognized in net periodic benefit cost and other comprehensive income	70	35	0
Other benefits [Member]
Components of net periodic benefit cost [Abstract]
Service cost	0	0	6
Interest cost	28	39	42
Expected return on plan assets	(30)	(30)	(35)
Amortization of net actuarial loss (gain)	(9)	(5)	(4)
Amortization of prior service credit	(10)	(2)	(3)
Settlement loss	0	0	0
Curtailment gain	0	0	(43)
Net periodic benefit cost	(21)	2	(37)
Other changes in plan assets and benefit obligations recognized in other comprehensive income:
Net actuarial loss (gain)	(128)	(82)	(23)
Amortization of net actuarial gain (loss)	9	5	4
Prior service cost (credit)	0	(177)	18
Amortization of prior service credit	10	2	3
Settlement	0	0	0
Total recognized in other comprehensive income	(109)	(252)	2
Total recognized in net periodic benefit cost and other comprehensive income	$ (130)	$ (250)	$ (35)